Operating Leases (Tables)	6 Months Ended
Jun. 30, 2022
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Time charter revenues (service element included)	$52,324	$55,264	$106,170	$109,733
Bareboat revenues	11,463	11,249	22,805	22,378
Other revenues (loss of hire insurance recoveries and other income)	172	4,424	180	10,307
Total revenues	$63,959	$70,937	$129,155	$142,418

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2022 (excluding the six months ended June 30, 2022)	$93,758
2023	99,530
2024	106,541
2025	115,272
2026	52,405
2027 and thereafter	15,034
Total	$482,540

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2022 is as follows:

(U.S. Dollars in thousands)
2022 (excluding the six months ended June 30, 2022)	352
2023	$703
2024	703
2025	703
2026	59
2027 and thereafter	—
Total	$2,520
Less imputed interest	101
Carrying value of operating lease liabilities	$2,419